Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

In this section, we are providing information about the relationship between the compensation paid to our NEOs and the financial performance of the company, as required by SEC rules. The following table shows the past three fiscal years’ total compensation for our CEO and other NEOs (expressed as an average) as set forth in the Summary Compensation Table, the total compensation actually paid (CAP) to our CEO and other NEOs (expressed as an average), our TSR, our peer group’s TSR over the same period, our net income and our operating EPS.

Pay vs. Performance Table

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(1)(6) ($)	Summary Compensation Table Total for CEO(2) ($)	Compensation Actually Paid to CEO(2)(6) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(3) ($)	Average Compensation Actually Paid to Non-CEO NEOs(3)(6) ($)	Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income ($) (in millions)	Operating Earnings Per Share(5) ($)
2022	6,794,985	5,095,318	N/A	N/A	2,042,074	1,260,497	83	120	994	4.11
2021	8,161,083	7,796,007	N/A	N/A	5,002,308	4,186,674	102	119	3,288	3.86
2020	7,912,643	6,307,480	16,040,625	15,518,646	3,960,554	3,207,595	95	101	(401)	3.54

(1)	The amounts in these columns reflect the Summary Compensation Table and Compensation Actually Paid totals, respectively, for Mr. Blue for fiscal years 2020–2022. Mr. Blue became CEO on October 1, 2020. See footnote 6 below for additional information on how CAP is calculated.

(2)	The amounts in these columns reflect the Summary Compensation Table and Compensation Actually Paid totals, respectively, for Mr. Thomas F. Farrell, II, who was CEO until October 1, 2020. As he was CEO for a portion of 2020, information is included for the year 2020. See footnote 6 below for additional information on how CAP is calculated.

(3)	The amounts in these columns reflect the average Summary Compensation Table and average Compensation Actual Paid totals, respectively, for our non-CEO NEOs. For 2022, our non-CEO NEOs were Messrs. Ridge, Stoddard, Brown and Chapman; and Ms. Leopold. For 2021, our non-CEO NEOs were Messrs. Chapman, Stoddard, Brown and Farrell; and Ms. Leopold. For 2020, our non-CEO NEOs were Messrs. Chapman, Stoddard and Brown; and Ms. Leopold. See footnote 6 below for additional information on how CAP is calculated.

(4)	The calculation of TSR is based on the value of an initial fixed investment of $100 from the beginning of 2020 through the end of 2022 in the table, assuming reinvestment of dividends. The peer group TSR is represented by the S&P 500 Utilities Index.

(5)	See Reconciliation of Reported Earnings (GAAP) to Operating Earnings (non-GAAP) in Appendix A

(6)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP – “compensation actually paid” – as reported in the Pay vs. Performance Table. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total ($)	Deduct Change in Pension Value(a) ($)	Deduct Stock Awards(b) ($)	Add Pension Valuation Adjustment(c) ($)	Add Equity Award Adjustment(d) ($)	CAP ($)
2022	CEO	6,794,985	10,107	3,320,036	379,563	1,250,913	5,095,318
	Other NEOs	2,042,074	50,049	614,052	126,361	(243,837)	1,260,497
2021	CEO	8,161,083	1,235,648	3,250,001	385,293	3,735,280	7,796,007
	Other NEOs	5,002,308	381,847	1,140,029	148,234	558,008	4,186,674
2020	CEO – Mr. Blue	7,912,643	1,649,066	2,875,039	232,112	2,686,830	6,307,480
	CEO – Mr. Farrell	16,040,625	0	5,975,052	436,684	5,016,389	15,518,646
	Other NEOs	3,960,554	774,402	1,500,033	133,179	1,388,297	3,207,595

(a)	Represents the aggregate change in the actuarial present value of the NEOs’ accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table.

(b)	Represents the amounts reported in the Stock Awards column in the Summary Compensation Table.

(c)	SEC rules require certain adjustments be made to pension compensation totals to determine CAP. The following table details these adjustments:

Year	Executives	Pension Service Cost Adjustment ($)	Prior Service Cost Adjustment ($)	Pension Valuation Adjustment ($)
2022	CEO	379,563	0	379,563
	Other NEOs	126,361	0	126,361
2021	CEO	385,293	0	385,293
	Other NEOs	148,234	0	148,234
2020	CEO – Mr. Blue	232,112	0	232,112
	CEO – Mr. Farrell	436,684	0	436,684
	Other NEOs	133,179	0	133,179

(d)	SEC rules require certain adjustments be made to equity award totals to determine CAP:

(i)	add the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)	add the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)	add, for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv)	add, for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)	subtract, for awards granted in prior years that fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year; and

(vi)	add the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The following table details these adjustments:

		Unvested Awards		Vested Awards
Year	Executives	Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year ($)	Change as of Vesting Date from Prior Year End of Prior Awards that Vested During Year ($)	Deduct Forfeited Awards (Fair Value at End of Prior Year) ($)	Value of Dividends and Earnings Paid ($)	Equity Award Adjustment ($)
2022	CEO	2,604,383	(1,193,284)	-	(458,393)	-	298,207	1,250,913
	Other NEOs	363,026	(302,057)	-	(47,515)	(324,406)	67,115	(243,837)
2021	CEO	3,589,485	(36,331)	-	(22,254)	-	204,380	3,735,280
	Other NEOs	697,705	51,491	44,342	(16,747)	(309,831)	91,048	558,008
2020	CEO – Mr. Blue	2,705,268	(157,871)	-	20,434	-	118,999	2,686,830
	CEO – Mr. Farrell	5,210,157	(1,180,658)	-	213,310	-	773,580	5,016,389
	Other NEOs	1,374,044	(94,183)	-	33,137	-	75,299	1,388,297

Company Selected Measure Name			Operating Earnings Per Share
Peer Group Issuers, Footnote [Text Block]			The calculation of TSR is based on the value of an initial fixed investment of $100 from the beginning of 2020 through the end of 2022 in the table, assuming reinvestment of dividends. The peer group TSR is represented by the S&P 500 Utilities Index.
PEO Total Compensation Amount			$ 6,794,985	$ 8,161,083
PEO Actually Paid Compensation Amount			$ 5,095,318	7,796,007
Adjustment To PEO Compensation, Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP – “compensation actually paid” – as reported in the Pay vs. Performance Table. The following table details these adjustments:
Year	Executives	Summary Compensation Table Total ($)	Deduct Change in Pension Value(a) ($)	Deduct Stock Awards(b) ($)	Add Pension Valuation Adjustment(c) ($)	Add Equity Award Adjustment(d) ($)	CAP ($)
2022	CEO	6,794,985	10,107	3,320,036	379,563	1,250,913	5,095,318
	Other NEOs	2,042,074	50,049	614,052	126,361	(243,837)	1,260,497
2021	CEO	8,161,083	1,235,648	3,250,001	385,293	3,735,280	7,796,007
	Other NEOs	5,002,308	381,847	1,140,029	148,234	558,008	4,186,674
2020	CEO – Mr. Blue	7,912,643	1,649,066	2,875,039	232,112	2,686,830	6,307,480
	CEO – Mr. Farrell	16,040,625	0	5,975,052	436,684	5,016,389	15,518,646
	Other NEOs	3,960,554	774,402	1,500,033	133,179	1,388,297	3,207,595

(a)	Represents the aggregate change in the actuarial present value of the NEOs’ accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table.

(b)	Represents the amounts reported in the Stock Awards column in the Summary Compensation Table.

(c)	SEC rules require certain adjustments be made to pension compensation totals to determine CAP. The following table details these adjustments:

Year	Executives	Pension Service Cost Adjustment ($)	Prior Service Cost Adjustment ($)	Pension Valuation Adjustment ($)
2022	CEO	379,563	0	379,563
	Other NEOs	126,361	0	126,361
2021	CEO	385,293	0	385,293
	Other NEOs	148,234	0	148,234
2020	CEO – Mr. Blue	232,112	0	232,112
	CEO – Mr. Farrell	436,684	0	436,684
	Other NEOs	133,179	0	133,179

(d)	SEC rules require certain adjustments be made to equity award totals to determine CAP:

(i)	add the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)	add the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)	add, for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv)	add, for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)	subtract, for awards granted in prior years that fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year; and

(vi)	add the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The following table details these adjustments:

		Unvested Awards		Vested Awards
Year	Executives	Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year ($)	Change as of Vesting Date from Prior Year End of Prior Awards that Vested During Year ($)	Deduct Forfeited Awards (Fair Value at End of Prior Year) ($)	Value of Dividends and Earnings Paid ($)	Equity Award Adjustment ($)
2022	CEO	2,604,383	(1,193,284)	-	(458,393)	-	298,207	1,250,913
	Other NEOs	363,026	(302,057)	-	(47,515)	(324,406)	67,115	(243,837)
2021	CEO	3,589,485	(36,331)	-	(22,254)	-	204,380	3,735,280
	Other NEOs	697,705	51,491	44,342	(16,747)	(309,831)	91,048	558,008
2020	CEO – Mr. Blue	2,705,268	(157,871)	-	20,434	-	118,999	2,686,830
	CEO – Mr. Farrell	5,210,157	(1,180,658)	-	213,310	-	773,580	5,016,389
	Other NEOs	1,374,044	(94,183)	-	33,137	-	75,299	1,388,297

Non-PEO NEO Average Total Compensation Amount			$ 2,042,074	5,002,308	$ 3,960,554
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,260,497	4,186,674	3,207,595
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP – “compensation actually paid” – as reported in the Pay vs. Performance Table. The following table details these adjustments:
Year	Executives	Summary Compensation Table Total ($)	Deduct Change in Pension Value(a) ($)	Deduct Stock Awards(b) ($)	Add Pension Valuation Adjustment(c) ($)	Add Equity Award Adjustment(d) ($)	CAP ($)
2022	CEO	6,794,985	10,107	3,320,036	379,563	1,250,913	5,095,318
	Other NEOs	2,042,074	50,049	614,052	126,361	(243,837)	1,260,497
2021	CEO	8,161,083	1,235,648	3,250,001	385,293	3,735,280	7,796,007
	Other NEOs	5,002,308	381,847	1,140,029	148,234	558,008	4,186,674
2020	CEO – Mr. Blue	7,912,643	1,649,066	2,875,039	232,112	2,686,830	6,307,480
	CEO – Mr. Farrell	16,040,625	0	5,975,052	436,684	5,016,389	15,518,646
	Other NEOs	3,960,554	774,402	1,500,033	133,179	1,388,297	3,207,595

(a)	Represents the aggregate change in the actuarial present value of the NEOs’ accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table.

(b)	Represents the amounts reported in the Stock Awards column in the Summary Compensation Table.

(c)	SEC rules require certain adjustments be made to pension compensation totals to determine CAP. The following table details these adjustments:

Year	Executives	Pension Service Cost Adjustment ($)	Prior Service Cost Adjustment ($)	Pension Valuation Adjustment ($)
2022	CEO	379,563	0	379,563
	Other NEOs	126,361	0	126,361
2021	CEO	385,293	0	385,293
	Other NEOs	148,234	0	148,234
2020	CEO – Mr. Blue	232,112	0	232,112
	CEO – Mr. Farrell	436,684	0	436,684
	Other NEOs	133,179	0	133,179

(d)	SEC rules require certain adjustments be made to equity award totals to determine CAP:

(i)	add the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)	add the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)	add, for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv)	add, for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)	subtract, for awards granted in prior years that fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year; and

(vi)	add the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The following table details these adjustments:

		Unvested Awards		Vested Awards
Year	Executives	Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year ($)	Change as of Vesting Date from Prior Year End of Prior Awards that Vested During Year ($)	Deduct Forfeited Awards (Fair Value at End of Prior Year) ($)	Value of Dividends and Earnings Paid ($)	Equity Award Adjustment ($)
2022	CEO	2,604,383	(1,193,284)	-	(458,393)	-	298,207	1,250,913
	Other NEOs	363,026	(302,057)	-	(47,515)	(324,406)	67,115	(243,837)
2021	CEO	3,589,485	(36,331)	-	(22,254)	-	204,380	3,735,280
	Other NEOs	697,705	51,491	44,342	(16,747)	(309,831)	91,048	558,008
2020	CEO – Mr. Blue	2,705,268	(157,871)	-	20,434	-	118,999	2,686,830
	CEO – Mr. Farrell	5,210,157	(1,180,658)	-	213,310	-	773,580	5,016,389
	Other NEOs	1,374,044	(94,183)	-	33,137	-	75,299	1,388,297

Equity Valuation Assumption Difference, Footnote [Text Block]	SEC rules require certain adjustments be made to equity award totals to determine CAP:
(i)	add the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

(ii)	add the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii)	add, for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;

(iv)	add, for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year);

(v)	subtract, for awards granted in prior years that fail to meet the applicable vesting conditions during the applicable year, the amount equal to the fair value at the end of the prior fiscal year; and

(vi)	add the dollar value of any dividends or other earnings paid on equity awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

The following table details these adjustments:

		Unvested Awards		Vested Awards
Year	Executives	Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year ($)	Change as of Vesting Date from Prior Year End of Prior Awards that Vested During Year ($)	Deduct Forfeited Awards (Fair Value at End of Prior Year) ($)	Value of Dividends and Earnings Paid ($)	Equity Award Adjustment ($)
2022	CEO	2,604,383	(1,193,284)	-	(458,393)	-	298,207	1,250,913
	Other NEOs	363,026	(302,057)	-	(47,515)	(324,406)	67,115	(243,837)
2021	CEO	3,589,485	(36,331)	-	(22,254)	-	204,380	3,735,280
	Other NEOs	697,705	51,491	44,342	(16,747)	(309,831)	91,048	558,008
2020	CEO – Mr. Blue	2,705,268	(157,871)	-	20,434	-	118,999	2,686,830
	CEO – Mr. Farrell	5,210,157	(1,180,658)	-	213,310	-	773,580	5,016,389
	Other NEOs	1,374,044	(94,183)	-	33,137	-	75,299	1,388,297

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Most Important Performance Measures Table

The three items listed below represent the most important performance measures we used to link compensation actually paid to our NEOs for 2022 to company performance, as further described in the Annual Incentive Plan and the Long-Term Incentive Plan sections of our CD&A.

Operating Earnings Per Share	Relative Total Shareholder Return	Return on Invested Capital

Total Shareholder Return Amount			$ 83	102	95
Peer Group Total Shareholder Return Amount			120	119	101
Net Income (Loss)			$ 994,000,000	$ 3,288,000,000	$ (401,000,000)
Company Selected Measure Amount			4.11	3.86	3.54
PEO Name	Mr. Blue	Thomas F. Farrell, II	Mr. Blue	Mr. Blue
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Operating Earnings Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Relative Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Return on Invested Capital
Mr. Blue [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 6,794,985	$ 8,161,083	$ 7,912,643
PEO Actually Paid Compensation Amount			5,095,318	7,796,007	6,307,480
Mr. Thomas F. Farrell [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					16,040,625
PEO Actually Paid Compensation Amount					15,518,646
PEO [Member] | Deduct Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,107	1,235,648
PEO [Member] | Deduct Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,320,036	3,250,001
PEO [Member] | Add Pension Valuation Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			379,563	385,293
PEO [Member] | Add Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,250,913	3,735,280
PEO [Member] | Pension Service Cost Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			379,563	385,293
PEO [Member] | Prior Service Cost Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Unvested Awards Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,604,383	3,589,485
PEO [Member] | Unvested Awards Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,193,284)	(36,331)
PEO [Member] | Vested Awards Change in Vesting Date from Prior Year End of Prior Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(458,393)	(22,254)
PEO [Member] | Vested Awards Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Deduct Forfeited Awards (Fair Value at End of Prior Year) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Value of Dividends and Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			298,207	204,380
PEO [Member] | Mr. Blue [Member] | Deduct Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					1,649,066
PEO [Member] | Mr. Blue [Member] | Deduct Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					2,875,039
PEO [Member] | Mr. Blue [Member] | Add Pension Valuation Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					232,112
PEO [Member] | Mr. Blue [Member] | Add Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					2,686,830
PEO [Member] | Mr. Blue [Member] | Pension Service Cost Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					232,112
PEO [Member] | Mr. Blue [Member] | Prior Service Cost Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Mr. Blue [Member] | Unvested Awards Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					2,705,268
PEO [Member] | Mr. Blue [Member] | Unvested Awards Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(157,871)
PEO [Member] | Mr. Blue [Member] | Vested Awards Change in Vesting Date from Prior Year End of Prior Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					20,434
PEO [Member] | Mr. Blue [Member] | Vested Awards Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Mr. Blue [Member] | Deduct Forfeited Awards (Fair Value at End of Prior Year) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Mr. Blue [Member] | Value of Dividends and Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					118,999
PEO [Member] | Mr. Thomas F. Farrell [Member] | Deduct Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Mr. Thomas F. Farrell [Member] | Deduct Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					5,975,052
PEO [Member] | Mr. Thomas F. Farrell [Member] | Add Pension Valuation Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					436,684
PEO [Member] | Mr. Thomas F. Farrell [Member] | Add Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					5,016,389
PEO [Member] | Mr. Thomas F. Farrell [Member] | Pension Service Cost Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					436,684
PEO [Member] | Mr. Thomas F. Farrell [Member] | Prior Service Cost Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Mr. Thomas F. Farrell [Member] | Unvested Awards Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					5,210,157
PEO [Member] | Mr. Thomas F. Farrell [Member] | Unvested Awards Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(1,180,658)
PEO [Member] | Mr. Thomas F. Farrell [Member] | Vested Awards Change in Vesting Date from Prior Year End of Prior Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					213,310
PEO [Member] | Mr. Thomas F. Farrell [Member] | Vested Awards Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Mr. Thomas F. Farrell [Member] | Deduct Forfeited Awards (Fair Value at End of Prior Year) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Mr. Thomas F. Farrell [Member] | Value of Dividends and Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					773,580
Non-PEO NEO [Member] | Deduct Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			50,049	381,847	774,402
Non-PEO NEO [Member] | Deduct Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			614,052	1,140,029	1,500,033
Non-PEO NEO [Member] | Add Pension Valuation Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			126,361	148,234	133,179
Non-PEO NEO [Member] | Add Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(243,837)	558,008	1,388,297
Non-PEO NEO [Member] | Pension Service Cost Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			126,361	148,234	133,179
Non-PEO NEO [Member] | Prior Service Cost Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Unvested Awards Year End Fair Value of Equity Awards Granted During Year and Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			363,026	697,705	1,374,044
Non-PEO NEO [Member] | Unvested Awards Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(302,057)	51,491	(94,183)
Non-PEO NEO [Member] | Vested Awards Change in Vesting Date from Prior Year End of Prior Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(47,515)	(16,747)	33,137
Non-PEO NEO [Member] | Vested Awards Fair Value as of Vesting Date of Equity Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				44,342
Non-PEO NEO [Member] | Deduct Forfeited Awards (Fair Value at End of Prior Year) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(324,406)	(309,831)
Non-PEO NEO [Member] | Value of Dividends and Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 67,115	$ 91,048	$ 75,299